4. INTANGIBLE ASSETS AND ACQUISITION (Details 1) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Land	$ 1,690,000	$ 1,690,000	$ 0
Christian Disposal LLC
Cash	442,395	197,173
Accounts receivable	974,538	974,538
Other current assets	53,810	53,810
Prepaid expense	84,196	84,196
Customer lists intangible assets	8,180,000	8,180,000
Non-competition agreement intangible asset	56,000	56,000
Goodwill	5,604,110	5,849,332
Property, Plant, and Equipment	4,640,798	4,640,798
Account payable	(1,001,721)	(1,001,721)
Deferred revenue	(1,007,525)	(1,007,525)
Accrued expenses	(106,396)	(106,396)
Capital lease	(37,096)	(37,096)
Total	17,883,109	17,883,109
Eagle Ridge Landfill LLC [Member]
Cash	470	470
Accounts receivable	272,480	272,480
Prepaid expense	6,870	6,870
Customer lists intangible assets	2,000,000	2,000,000
Landfill permit (including ARO)	3,396,519	3,396,519
Goodwill	1,630,310	1,630,310
Land	1,550,000	1,550,000
Property, Plant, and Equipment	1,090,575	1,090,575
Deferred revenue	(87,218)	(87,218)
Asset retirement obligation - permits	(196,519)	(196,519)
Total	$ 9,663,487	9,663,487
MWS
Accounts receivable		632,322
Prepaid expense		123,544
Deposits		8,303
Containers		2,710,671
Furniture and equipment		299,450
Trucks		4,243,964
Customer lists intangible assets		14,007,452
Non-competition agreement intangible asset		150,000
Account payable		(54,387)
Deferred revenue		(1,878,105)
Notes payable		(143,464)
Total		$ 20,099,750